SUBSEQUENT EVENTS (Details) (TransCanada PipeLines Limited, Subsequent Event, CAD)	0 Months Ended
	Jan. 12, 2015	Jan. 12, 2015
Senior Notes, 1.88%, Due January 12, 2018
Subsequent Event [Line Items]
Offering of notes, amount	500,000,000
Stated interest rate	1.88%	1.88%
Senior Notes, Floating Rate, Due January 12, 2018
Subsequent Event [Line Items]
Offering of notes, amount	250,000,000